COMMERCIAL PROPERTY REVENUE (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
Revenue [abstract]
Base rent	$ 3,443	$ 3,797	$ 3,184
Straight-line rent	116	124	154
Lease termination	55	18	15
Other lease income	623	0	0
Other revenue from tenants	806	0	0
Other	0	253	271
Total commercial property revenue	5,043	4,192	$ 3,624
Disclosure of finance lease and operating lease by lessor [line items]
Total	26,817	22,424
Less than 1 year
Disclosure of finance lease and operating lease by lessor [line items]
Total	3,282	2,285
1-5 years
Disclosure of finance lease and operating lease by lessor [line items]
Total	11,679	8,472
More than 5 years
Disclosure of finance lease and operating lease by lessor [line items]
Total	$ 11,856	$ 11,667
Bottom of range
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease, term	1 year
Top of range
Disclosure of finance lease and operating lease by lessor [line items]
Operating lease, term	15 years